Income Taxes (Details) - Schedule of components of deferred taxes ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 630	$ 91	¥ 171
Net operating losses carried forward	3,707	538	4,181
Total	¥ 4,337	$ 629	¥ 4,352